File pursuant to Rule 497(j)

Registration File No. 333-175902

October 26, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	RMR Asia Pacific Real Estate Fund — Rule 497(j) Filing
(File No. 333-175902)

Ladies and Gentlemen:

RMR Asia Pacific Real Estate Fund filed via EDGAR on October 24, 2011 an electronically signed copy of Pre-Effective Amendment No. 1 to its Registration Statement on Form N-14 (the “Registration Statement”) complete with exhibits thereto. In accordance with the provisions of Rule 497(j) promulgated under the Securities Act 1933, this letter serves to certify that (i) the Prospectus and Statement of Additional Information contained in the Registration Statement do not differ from those which would have been filed pursuant to Rule 497(c) promulgated under the Securities Act 1933, and (ii) the text of Registration Statement has been filed with the U.S. Securities and Exchange Commission electronically via EDGAR.

Sincerely,

/s/ Karen Jacoppo-Wood
Karen Jacoppo-Wood
Vice President
RMR Asia Pacific Real Estate Fund